PGIM Jennison Emerging Markets Equity Opportunities Fund
Schedule of Investments as of July 31, 2022 (unaudited)
Description	Shares	Value
Long-Term Investments 92.7%
Common Stocks
Brazil 6.4%
B3 SA - Brasil Bolsa Balcao	10,676,945	$22,905,257
Hypera SA	1,549,429	12,786,884
MercadoLibre, Inc.*	18,616	15,148,026
		50,840,167
China 47.1%
Aier Eye Hospital Group Co. Ltd. (Class A Stock)	2,829,452	12,761,151
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. (Class A Stock)	2,820,127	16,904,880
Bilibili, Inc., ADR*(a)	299,210	7,312,692
BYD Co. Ltd. (Class H Stock)	710,720	26,002,384
Contemporary Amperex Technology Co. Ltd. (Class A Stock)*	238,248	18,064,531
East Money Information Co. Ltd. (Class A Stock)	10,409,893	34,406,875
Eve Energy Co. Ltd. (Class A Stock)	784,545	10,999,545
Full Truck Alliance Co. Ltd., ADR*(a)	5,607,875	47,610,859
JD.com, Inc., ADR(a)	370,821	22,063,850
Kanzhun Ltd., ADR*(a)	1,621,650	38,124,991
KE Holdings, Inc., ADR*	1,336,072	18,851,976
LONGi Green Energy Technology Co. Ltd. (Class A Stock)	2,192,907	20,049,820
NetEase, Inc., ADR(a)	273,185	25,400,741
Pinduoduo, Inc., ADR*	386,568	18,945,698
Silergy Corp.	596,939	11,171,336
Suzhou Maxwell Technologies Co. Ltd. (Class A Stock)	171,046	12,004,805
Wuxi Biologics Cayman, Inc., 144A*	2,156,872	20,645,833
XPeng, Inc., ADR*	604,220	14,761,095
		376,083,062
India 19.1%
Apollo Hospitals Enterprise Ltd.	132,433	7,068,141
Ashok Leyland Ltd.	6,658,611	12,533,213
Asian Paints Ltd.	230,853	9,752,347
Bajaj Finance Ltd.	166,072	15,199,822
HDFC Bank Ltd., ADR	311,730	19,576,644
Mahindra & Mahindra Ltd.	1,868,716	27,572,924
MakeMyTrip Ltd.*(a)	1,105,451	35,374,432
Reliance Industries Ltd.*	338,994	10,781,479
Titan Co. Ltd.	497,047	14,802,909
		152,661,911

PGIM Jennison Emerging Markets Equity Opportunities Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Indonesia 3.9%
Bank Central Asia Tbk PT	62,063,889	$30,861,901
Singapore 1.1%
Sea Ltd., ADR*(a)	113,544	8,665,678
South Korea 7.7%
Coupang, Inc.*(a)	1,711,584	29,593,286
LG Energy Solution Ltd.*	28,335	9,239,565
Samsung SDI Co. Ltd.	24,675	10,845,885
SK Hynix, Inc.	155,272	11,738,072
		61,416,808
Thailand 6.1%
Airports of Thailand PCL*	9,704,419	18,698,386
Bumrungrad Hospital PCL	2,330,685	11,614,474
Minor International PCL*	20,097,272	18,484,779
		48,797,639
United States 1.3%
Globant SA*	53,411	10,641,608

Total Long-Term Investments (cost $750,884,180)		739,968,774
Short-Term Investments 25.1%
Affiliated Mutual Fund 18.0%
PGIM Institutional Money Market Fund (cost $143,561,291; includes $143,371,481 of cash collateral for securities on loan)(b)(we)	143,709,028	143,565,319
Unaffiliated Fund 7.1%
Dreyfus Government Cash Management (Institutional Shares) (cost $57,043,563)	57,043,563	57,043,563

Total Short-Term Investments (cost $200,604,854)		200,608,882

TOTAL INVESTMENTS 117.8% (cost $951,489,034)		940,577,656
Liabilities in excess of other assets (17.8)%		(142,128,306)

Net Assets 100.0%		$798,449,350

PGIM Jennison Emerging Markets Equity Opportunities Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $137,197,900; cash collateral of $143,371,481 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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